Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Income tax payable	$171	$473
VAT payable	141	52
Other tax payable	15	445
Total	$327	$970

Schedule of Income Tax Provision	The components of the income tax expense are as follows:
	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	In thousands of USD
Provisions for current income tax	$88	$1,000
Provisions for deferred income tax	-	-
Total	$88	$1,000

Schedule of Company’s Effective Tax Rate

The following table   reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024

PRC statutory income tax rate	25.0%	25.0%
Effect of different tax jurisdiction	(3.4)%	-
Non-deductible expenses (1)	(0.5)%	6.6%
Change in valuation allowance	(20.2)%	(1.7)%
Effective income tax rate	0.9%	29.9%

Schedule of Deferred Tax Assets	Deferred tax assets
	For the six months ended June 30, 2025	For the six months ended June 30, 2024
Deferred tax assets:	In thousands of USD
Net accumulated loss-carry forward	$3,385	$527
Less: valuation allowance	(3,385)	(527)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	In thousands of USD
Beginning balance	$2,001	$972
Write-off	(612)	(512)
Change of valuation allowance	1,996	67
Ending balance	$3,385	$527